STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities
Net loss for the period	€ (23,961)	€ (68,132)	€ (39,700)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	1,495	1,621	1,513
Provisions	(225)	(263)	506
Expenses related to share-based payments	3,539	4,298	3,222
Cost of net debt	4,088	1,942	2,714
Loss on disposal	153	(3)	(24)
Impact of discounting financial liabilities and amortized cost	6,787	3,312	4,982
Income tax expense	3	101	120
Other non cash income and expenses	(160)	0	4,277
Impact of the Janssen amendment on profit or loss	(21,541)	23,352	0
Cash flows from (used in) operations, before tax and changes in working capital	(29,822)	(33,773)	(22,390)
Tax paid	(198)	(62)	(7)
Cash flow from (used in) operating activities after tax and before change in working capital requirement	(30,020)	(33,834)	(22,397)
(Increase) / Decrease in trade receivables	840	(2,070)	(806)
Receipt of research tax credit receivable	3,075	3,884	4,091
Increase in other receivables	(2,064)	(1,459)	(4,375)
Increase / (Decrease) in trade and other payables	(5,411)	1,959	8,675
Increase / (Decrease) in other current liabilities	175	(224)	723
Increase in deferred income and contract liabilities	(16)	12,193	1,612
Changes in operating working capital	(3,402)	14,283	9,920
Net cash flows from (used in) operating activities	(33,422)	(19,551)	(12,476)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(8)	(2)	(9)
Acquisitions of property, plant and equipment	(538)	(846)	(328)
(Increase) / Decrease in non-current financial assets	(32)	(107)	(12)
Net cash flows from (used in) investing activities	(578)	(955)	(349)
Cash flows from (used in) financing activities
Capital increases	1,535	0	60,154
Transaction costs	(777)	0	(2,790)
Increase in loans - Royalty Financing	42,933	0	0
Increase in other loans and conditional advances	0	0	150
Loan repayments	(3,549)	(3,075)	(2,971)
Payment of lease liabilities	(1,195)	(1,080)	(794)
Interest paid	(1,530)	(980)	(6,978)
Net cash flows from (used in) financing activities	37,416	(5,135)	46,771
Effect of exchange rates changes on cash	(402)	94	(51)
Net increase (decrease) in cash and cash equivalents	3,014	(25,547)	33,895
Net cash and cash equivalents at beginning of period	49,737	75,283	41,388
Net cash and cash equivalents at end of period	€ 52,750	€ 49,737	€ 75,283